Goodwill And Other Intangible Assets (Goodwill Assets By Business Segment) (Details) (USD $)	0 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2011 Community Banking [Member]	Dec. 31, 2011 Specialty Finance [Member]	Dec. 31, 2011 Wealth Management [Member]	Dec. 31, 2011 Elgin State Bancorp, Inc [Member]	Dec. 31, 2011 River City Mortgage, LLC [Member]	Dec. 31, 2011 Woodfield Planning Corporation [Member]	Dec. 31, 2011 Community Banking Segment's [Member]
Goodwill [Line Items]
Beginning balance		$ 281,190,000	$ 8,347,000	$ 8,347,000	$ 250,766,000	$ 16,095,000	$ 14,329,000
Goodwill, Acquired	5,000,000	24,278,000			8,570,000		15,708,000
Goodwill, Impairment Loss
Ending balance		305,468,000	8,347,000	8,347,000	259,336,000	16,095,000	30,037,000
Goodwill increased		$ 8,600,000					$ 15,700,000	$ 5,000,000	$ 1,400,000	$ 750,000	$ 1,500,000